Summary of significant accounting policies (The Company and basis of presentation and consolidation) (Details)	6 Months Ended								0 Months Ended						0 Months Ended						6 Months Ended
	Jun. 30, 2014 USD ($)	Jun. 30, 2013 USD ($)	Dec. 31, 2013 USD ($)	Jun. 30, 2014 Non-controlling Shareholder's Loan Due on June 25, 2016 at 11.5% [Member]	May 27, 2014 Non-controlling Shareholder's Loan Due on June 25, 2016 at 11.5% [Member]	May 27, 2014 Non-controlling Shareholder's Loan Due on June 25, 2016 at 11.5% [Member] Scenario, Plan [Member]	Jun. 30, 2014 Non-controlling Shareholder's Loan Due on June 30, 2016 at 11.24% [Member]	Jun. 24, 2014 Non-controlling Shareholder's Loan Due on June 30, 2016 at 11.24% [Member]	May 27, 2014 Shanghai Junxin Real Estate Company [Member] USD ($)	May 27, 2014 Shanghai Junxin Real Estate Company [Member] CNY	Jun. 30, 2014 Shanghai Junxin Real Estate Company [Member] USD ($)		Jun. 30, 2014 Shanghai Junxin Real Estate Company [Member] CNY		Jun. 24, 2014 Jinan Xinyuan Wanzhuo Real Estate Co., Ltd. [Member] USD ($)	Jun. 24, 2014 Jinan Xinyuan Wanzhuo Real Estate Co., Ltd. [Member] CNY	Jun. 30, 2014 Jinan Xinyuan Wanzhuo Real Estate Co., Ltd. [Member] USD ($)		Jun. 30, 2014 Jinan Xinyuan Wanzhuo Real Estate Co., Ltd. [Member] CNY		Jun. 30, 2014 Variable Interest Entity, Primary Beneficiary [Member] USD ($)	Jun. 30, 2014 Variable Interest Entity, Primary Beneficiary [Member] Sales Revenue, Net [Member] Revenues From Consolidated VIE [Member]	Jun. 30, 2014 Variable Interest Entity, Primary Beneficiary [Member] Consolidation, Eliminations [Member] USD ($)
Variable Interest Entity [Line Items]
Percentage of Equity Directly Attributable to the Group											51.00%	[1]	51.00%	[1]			95.00%	[2]	95.00%	[2]
Paid up capital											$ 800,000		5,000,000	[1]			$ 48,800,000		300,000,000	[2]
Noncontrolling owners interest (percentage)									49.00%	49.00%					5.00%	5.00%
Proceeds from other debt									81,200,000	497,600,000					111,700,000	685,000,000
Stated rate				11.50%	11.50%	15.50%	11.24%	11.24%
Current assets	2,735,649,657		2,244,527,950																		513,737,576
Non-current assets																					318,331
TOTAL ASSETS	2,891,003,678	1,793,228,509	2,382,099,592																		514,055,907
Current liabilities	1,175,953,465		807,373,311																		435,683,185
Non-current liabilities																					26,500,130
Total liabilities	1,944,820,068		1,429,464,049																		462,183,315
Revenue	393,235,623	367,912,544																			1,565,424
Cost of revenue	(290,608,195)	(242,360,485)																			(1,328,708)
Net income	21,472,519	65,976,255																			2,307,266
Net cash used in operating activities	(618,533,187)	43,497,299																			(25,113,676)
Net cash used in investing activities	(2,570,470)	(470,195)																			(274,373)
Net cash provided by financing activities	413,319,561	88,496,277																			138,980,759
Amounts due to subsidiaries of the Group																							313,139,963
Land use right securing long-term debt	$ 434,543,100		$ 104,267,550																		$ 301,327,482
Percentage of revenue																						0.40%

[1]	Acquired on April 11, 2014
[2]	Jinan Wanzhuo was a wholly owned subsidiary under the voting interest model as of December 31, 2013. It became a VIE on June 24, 2014